Insurance Contract Receivables - Insurance Contract Receivables (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Insurance Contracts [Abstract]
Insurance premiums receivable	$ 2,949.8	$ 2,752.3	$ 1,906.2
Reinsurance premiums receivable	1,082.1	1,086.4	$ 788.8
Funds withheld receivable	800.9	659.8
Other	307.5	218.7
Provision for uncollectible balances	(29.6)	(30.3)
Insurance contract receivables	$ 5,110.7	$ 4,686.9